Subsequent Events (Details) - 1 months ended Jan. 20, 2022 - Subsequent Event [Member] $ / shares in Units, $ in Thousands, ¥ in Millions	USD ($) $ / shares shares	CNY (¥) shares
Subsequent Events (Details) [Line Items]
Subsequent event, description	On January 20, 2022, the Company and E-Home Pingtan, the wholly-owned subsidiary of the Company in China, entered into an equity transfer agreement (the “YouYou Agreement”) with YouYou Cleaning and Mr. Guoqing Wang (“Mr. Wang”), the sole shareholder of YouYou Cleaning, pursuant to which Mr. Wang agreed to transfer 60% of the equity interests in YouYou Cleaning to E-Home Pingtan, in consideration for the sum of (i) RMB4 million (approximately $0.63 million) in cash and (ii) 2,702,826 ordinary shares of the Company valued at RMB32 million (approximately $5.03 million) with a per share issuance price equal to 120% of the average of the Nasdaq closing price of the ordinary shares of the Company for twenty consecutive trading days preceding January 11, 2022, which average is $1.55, and therefore, the per share issuance price should be $1.86.	On January 20, 2022, the Company and E-Home Pingtan, the wholly-owned subsidiary of the Company in China, entered into an equity transfer agreement (the “YouYou Agreement”) with YouYou Cleaning and Mr. Guoqing Wang (“Mr. Wang”), the sole shareholder of YouYou Cleaning, pursuant to which Mr. Wang agreed to transfer 60% of the equity interests in YouYou Cleaning to E-Home Pingtan, in consideration for the sum of (i) RMB4 million (approximately $0.63 million) in cash and (ii) 2,702,826 ordinary shares of the Company valued at RMB32 million (approximately $5.03 million) with a per share issuance price equal to 120% of the average of the Nasdaq closing price of the ordinary shares of the Company for twenty consecutive trading days preceding January 11, 2022, which average is $1.55, and therefore, the per share issuance price should be $1.86.
Equity interests percentage	40.00%
Ordinary shares (in Shares) | shares	5,823,363	5,823,363
Dividing purchase price	$ 9,930	¥ 63.2
Issuance price equal percentage	110.00%	110.00%
Average price per share (in Dollars per share)	$ 1.55
Average closing price (in Dollars per share)	$ 1.705
Mr. Wang [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage	60.00%